Components of Working Capital	12 Months Ended
Dec. 31, 2013
Components Of Working Capital [Abstract]
Components of Working Capital
9.  COMPONENTS OF WORKING CAPITAL

A summary of other current assets is as follows:

	December 31,
thousands	2013	2012
Natural gas liquids inventory	$2,584	$1,678
Natural gas imbalance receivables	3,605	1,663
Prepaid insurance	2,900	1,897
Other	1,710	1,760
Total other current assets	$10,799	$6,998

9.  COMPONENTS OF WORKING CAPITAL (CONTINUED)

A summary of accrued liabilities is as follows:

	December 31,
thousands	2013	2012
Accrued capital expenditures	$94,750	$112,311
Accrued plant purchases	21,396	16,350
Accrued interest expense	18,119	15,868
Short-term asset retirement obligations	1,966	1,711
Short-term remediation and reclamation obligations	562	799
Other	1,241	1,561
Total accrued liabilities	$138,034	$148,600